18. INCOME TAX AND SOCIAL CONTRIBUTION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax And Social Contributions
Income tax and social contribution income (expense), current	R$ (2,052,204)	R$ (1,564,622)	R$ (827,229)
Income tax and social contribution income (expense), deferred	1,426,696	2,398,400	576,895
Income tax and social contribution income (expense)	R$ 625,508	R$ (833,778)	R$ 250,334